Business Combination - Schedule of Net Proceeds From The Business Combination (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Less: underwriting fees and other offering costs		$ (16,724)
Net Proceeds From Business Combination, Total	$ 42,761	42,761
MCAD cash and cash held in trust [Member]
Business Acquisition [Line Items]
Cash	$ 9,485,000	9,485
Proceeds from PIPE Investment [Member]
Business Acquisition [Line Items]
Cash		$ 50,000